Formation and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Formation and Nature of Business [Line Items]
Formation and Nature of Business

1.    Formation and Nature of Business

Manscaped Holdings, LLC was formed on June 6, 2019 as a Delaware limited liability company. The condensed consolidated financial statements include the accounts of Manscaped Holdings, LLC and its wholly owned subsidiaries (collectively, the “Company” or “Manscaped”). The Company is headquartered in Las Vegas, Nevada and sells a variety of products, including tools (trimmers, razors, and nail kits), formulations (deodorant, body wash, toner and refresher, cologne and wipes), lifestyle (boxers, t-shirts, travel bags and mats), and set packages inclusive of tools, formulations, and/or lifestyle products.

On June 6, 2019, all of the outstanding equity of Manscaped, Inc. and Manscaped, LLC was contributed to the Company. Manscaped, Inc. was formed in January 2018 as a Delaware C corporation for U.S. federal income tax purposes and is engaged in the business of designing, manufacturing, and selling grooming and hygiene products directly to consumers. Manscaped, LLC was formed in June 2019 as a California limited liability company and was created to hold the Company’s intellectual property.

The Company accounted for the transactions as non-substantive transactions in a manner similar to a transaction between entities under common control pursuant to Accounting Standards Codification (“ASC”) 805-50, Transactions between Entities under Common Control, and as such, the assets and liabilities of Manscaped, Inc. and Manscaped, LLC were transferred to the Company at their carrying amounts at the date of the transaction.

1.    Formation and Nature of Business

Manscaped Holdings, LLC was formed on June 6, 2019 as a Delaware limited liability company. The consolidated financial statements include the accounts of Manscaped Holdings, LLC and its wholly owned subsidiaries (collectively, the “Company” or “Manscaped”). The Company is headquartered in Las Vegas, Nevada and sells a variety of products, including tools (trimmers, razors, and nail kits), formulations (deodorant, body wash, toner and refresher, cologne and wipes), lifestyle (boxers, t-shirts, travel bags and mats), and set packages inclusive of tools, formulations, and/or lifestyle products.

On June 6, 2019, all of the outstanding equity of Manscaped, Inc. and Manscaped, LLC was contributed to the Company. Manscaped, Inc. was formed in January 2018 as a Delaware C corporation for U.S. federal income tax purposes and is engaged in the business of designing, manufacturing, and selling grooming and hygiene products directly to consumers. Manscaped, LLC was formed in June 2019 as a California limited liability company and was created to hold the Company’s intellectual property.

The Company accounted for the transactions as non-substantive transactions in a manner similar to a transaction between entities under common control pursuant to Accounting Standards Codification (“ASC”) 805-50, Transactions between Entities under Common Control, and as such, the assets and liabilities of Manscaped, Inc. and Manscaped, LLC were transferred to the Company at their carrying amounts at the date of the transaction.